Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at Beginning of Period	Charged/ (Credit) to Expense	Charged to Other Accounts	Deductions	Balance at End of Period
	(In thousands of dollars)
Year ended December 31, 2012
Allowance for doubtful accounts	$1,100	$(314)	$25	$—	$811
Year ended December 31, 2011
Allowance for doubtful accounts	$1,269	$(52)	$—	$(117)	$1,100
Year ended December 31, 2010:
Allowance for doubtful accounts	$2,119	$(733)	$—	$(117)	$1,269